CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss	$ 100	$ (88)	$ (8)	$ (158)
Adjustments for the following non-cash items:
Depreciation	609	517	1,192	1,019
Unrealized foreign exchange and financial instruments gain	(301)	(122)	(489)	(239)
Share of loss from equity-accounted investments	57	25	73	58
Deferred income tax (recovery) expense	(181)	3	(226)	(11)
Other non-cash items	104	37	175	93
Dividends received from equity-accounted investments	27	7	64	8
Cash flows from (used in) operations before changes in working capital	415	379	781	770
Changes in due to or from related parties	142	26	186	84
Net change in working capital balances	(178)	(174)	(201)	(299)
Cash flows from (used in) operating activities	379	231	766	555
Financing activities
Repayment of medium term notes	(291)	0	(291)	0
Corporate credit facilities, net	169	300	(71)	300
Commercial paper, net	231	80	435	556
Proceeds from non-recourse borrowings	3,885	2,161	7,127	4,039
Repayment of non-recourse borrowings	(3,061)	(1,359)	(5,266)	(4,205)
Capital contributions from participating non-controlling interests – in operating subsidiaries	1,357	325	1,829	492
Capital repaid to participating non-controlling interests – in operating subsidiaries	(358)	(187)	(462)	(203)
Issuance of equity instruments and related costs	0	0	0	146
Redemption and repurchase of equity instruments	(7)	(155)	(34)	(183)
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(568)	(269)	(811)	(401)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(281)	(271)	(564)	(531)
Inflows from related parties	3,336	84	5,470	1,349
Outflows to related parties	(2,038)	(201)	(3,105)	(327)
Cash flows from (used in) financing activities	2,558	508	4,748	1,329
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	(1,686)	0	(4,429)	(11)
Investment in property, plant and equipment	(1,478)	(820)	(3,024)	(1,660)
Investment in equity-accounted investments	(29)	(74)	(56)	(72)
Proceeds (Payments) From Sale Of Property, Plant, And Equipment, Classified As Investing Activities	(6)
Proceeds from disposal of assets, net of cash and cash equivalents disposed		190	530	190
Purchases of financial assets	(30)	(254)	(97)	(259)
Proceeds from financial assets	331	88	346	93
Restricted cash and other	(168)	(24)	(127)	(10)
Cash flows from (used in) investing activities	(3,066)	(894)	(6,857)	(1,729)
Cash and cash equivalents
(Decrease) increase	(129)	(155)	(1,343)	155
Foreign exchange gain (loss) on cash	65	(27)	121	(44)
Balance, beginning of period	1,955	1,423	3,135	1,141
Balance, end of period	1,907	1,236	1,907	1,236
Supplemental cash flow information:
Net change in cash classified within assets held for sale	16	(5)	(6)	(16)
Interest paid	640	523	1,164	944
Interest received	35	29	53	53
Income taxes paid	38	31	63	70
Medium Term Notes
Financing activities
Proceeds from borrowings	0	0	307	297
Hybrid Note
Financing activities
Proceeds from borrowings	$ 184	$ 0	$ 184	$ 0